Related Party Transactions - Disclosure of Information About Key Management Personnel (Parenthetical) (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	[1]	$ 5,379	$ 6,214
Key management personnel compensation, share-based payment	[2]	32,210	29,231
Key management personnel compensation, consulting fees	[3],[4]	231	212
Director [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, consulting fees		130	130
Employees [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, consulting fees		101	82
Salaries, Employees Benefits and Directors Fee [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		5,148	5,954
Key management personnel compensation, share-based payment		31,826	28,766
Capitalized to Exploration and Evaluation Assets [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		231	260
Key management personnel compensation, share-based payment		$ 384	$ 465

[1]	Short-term compensation to key management personnel for the year ended December 31, 2022 amounted to $5,379 (2021 - $6,214) of which $5,148 (2021 - $5,954) was expensed and included in salaries, benefits, and directors’ fees on the statement of net loss and comprehensive loss. The remaining $231 (2021 - $260) was capitalized to exploration and evaluation assets.
[2]	Share-based payments to key management personnel for the year ended December 31, 2022 amounted to $32,210 (2021 - $29,231) of which $31,826 (2021 - $28,766) was expensed and $384 (2021 - $465) was capitalized to exploration and evaluation assets.
[3]	The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2022 amounting to $130 (2021 - $130).
[4]	The Company used consulting services from a company associated with one of its employees in relation to various studies for the year ended December 31, 2022 amounting to $101 (2021 - $82).